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                             THE ARCH FUND(R), INC.
                                  (THE "FUND")

                 INVESTOR A SHARES AND INVESTOR B SHARES OF THE
                      TREASURY MONEY MARKET, MONEY MARKET,
              TAX-EXEMPT MONEY MARKET, U.S. GOVERNMENT SECURITIES,
                          INTERMEDIATE CORPORATE BOND,
                    BOND INDEX, GOVERNMENT & CORPORATE BOND,
                          SHORT-INTERMEDIATE MUNICIPAL,
               MISSOURI TAX-EXEMPT BOND, NATIONAL MUNICIPAL BOND,
              EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY,
                        GROWTH EQUITY, SMALL CAP EQUITY,
                             SMALL CAP EQUITY INDEX,
                            INTERNATIONAL EQUITY AND
                               BALANCED PORTFOLIOS

                        SUPPLEMENT DATED AUGUST 17, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998


                  HOW TO PURCHASE AND REDEEM SHARES - FACTORS TO CONSIDER WHEN SELECTING INVESTOR A SHARES OR INVESTOR B SHARES. The last sentence of the fourth paragraph on page 70 of the Prospectus is deleted and is replaced with the following:

         The Fund reserves the right to refuse all purchase orders for Investor B Shares of over $100,000.